Shareholder Report, Holdings (Details)	Jun. 30, 2024
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Investor Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
Investor Class | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Investor Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Investor Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Investor Class | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Investor Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Investor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
Institutional Class | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Institutional Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Institutional Class | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Investor Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Investor Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
Investor Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Investor Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Investor Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Investor Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Institutional Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Institutional Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
Investor Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
Investor Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Investor Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Investor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Investor Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Investor Class | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
Institutional Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Institutional Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Institutional Class | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
Investor Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Investor Class | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Investor Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Investor Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Investor Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Investor Class | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Investor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Institutional Class | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Institutional Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Institutional Class | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Institutional Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Investor Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Investor Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
Investor Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Investor Class | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Investor Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Investor Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Investor Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Investor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Investor Class | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Investor Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Investor Class | Cash and Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Institutional Class | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Institutional Class | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Institutional Class | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Institutional Class | Other Government Related Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Investor Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Investor Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	62.70%
Investor Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Investor Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Investor Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Institutional Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	62.70%
Institutional Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Institutional Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Investor Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Investor Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	76.70%
Investor Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Investor Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	76.70%
Institutional Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Institutional Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.80%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Investor Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
Investor Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
Investor Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.80%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Institutional Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
Institutional Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
Institutional Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Investor Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Investor Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	66.90%
Investor Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Investor Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Investor Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Institutional Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	66.90%
Institutional Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Institutional Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Investor Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Investor Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
Investor Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Investor Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Investor Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Investor Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Investor Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%
Investor Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Investor Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Institutional Class | Below BBB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Institutional Class | Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%
Institutional Class | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Institutional Class | Pre-Refunded ETM [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%